Note 12 - Share Capital (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	Restricted Shares ($)	Share Options ($)	Warrants ($)	Total ($)
Balance at November 30, 2021	37	6,529	3,541	10,107
Options exercised	-	(429)	-	(429)
Restricted share rights vested	(140)	-	-	(140)
Share-based compensation	138	2,254	-	2,392
Balance at November 30, 2022	35	8,354	3,541	11,930
Options exercised	-	(805)	-	(805)
Restricted share rights vested	(416)	-	-	(416)
Share-based compensation	381	2,403	-	2,784
Balance at November 30, 2023	-	9,952	3,541	13,493

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2021	12,444,150	1.63
Granted	4,694,445	1.61
Exercised(1)	(705,520)	1.58
Cancelled/Forfeited	(175,000)	2.01
Expired	(2,255,000)	1.70
Balance at November 30, 2022	14,003,075	1.61
Granted	3,700,000	1.10
Exercised(2)	(2,377,000)	0.92
Cancelled/Forfeited	(17,500)	1.83
Expired	(363,380)	1.45
Balance at November 30, 2023	14,945,195	1.60

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	November 30, 2023	November 30, 2022
Risk-free interest rate	4.18%	3.54%
Expected life (years)	2.87	2.87
Expected volatility	52.75%	61.25%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	3.00%	2.87%

Disclosure of range of exercise prices of outstanding share options [text block]
	Options Outstanding			Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
$0.78 - $1.08	2,134,500	1.05	0.70	2,134,500	1.05	0.70
$1.09 - $1.59	3,955,000	1.12	4.81	1,178,750	1.16	4.57
$1.60 - $1.82	4,083,000	1.60	3.98	3,046,625	1.60	3.98
$1.83 - $2.00	2,657,695	1.83	2.95	2,657,695	1.83	2.95
$2.01 - $3.38	2,115,000	2.77	2.01	2,115,000	2.77	2.01
	14,945,195	1.60	3.27	11,132,570	1.73	2.80

Restricted share rights [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of RSRs	Weighted Average Value ($)
Balance at November 30, 2021	62,500	2.04
Granted	239,490	1.60
Vested	(72,564)	1.94
Balance at November 30, 2022	229,426	1.61
Granted	403,700	1.23
Vested	(266,596)	1.56
Balance at November 30, 2023	366,530	1.23